BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2021 Third Quarter Acquisitions (Details) EquityInstruments in Thousands, $ in Thousands			12 Months Ended
	Feb. 15, 2022 USD ($) EquityInstruments	Sep. 15, 2021 USD ($) ft² EquityInstruments	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 04, 2021 EquityInstruments	Feb. 26, 2021 USD ($)	Feb. 26, 2021 EquityInstruments	Feb. 26, 2021 ft²	Feb. 26, 2021 a
Acquisition-date fair value of total consideration transferred
Purchase price			$ 2,849	$ 812
Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Cash	$ 11,027
Shares Issued	$ 4,482
Shares Issued, shares | EquityInstruments	329				329
Contingent Consideration	$ 6,112
Total	21,621
Purchase price	$ 21,621
Trade name/brand
LIABILITIES ASSUMED
Useful life			5 years
Host community agreements
LIABILITIES ASSUMED
Useful life			15 years
Exchangeable Shares | Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Shares Issued, shares	329
Purchase price	$ 4,482
Percentage of discount rate attributed to the contractual restrictions	14.85%
Exchangeable Shares | Minimum | Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Lock-up provision	6 months
Exchangeable Shares | Maximum | Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Lock-up provision	12 months
Eskar Asset Acquisition
ASSETS ACQUIRED
Cash		$ 1,000
Intangible assets - host community agreements		1,000
Total assets acquired at fair value		1,000
LIABILITIES ASSUMED
Consideration transferred		1,000
Q3 2021
ASSETS ACQUIRED
Cash		580
Inventory		3,237
Prepaid expenses and other assets		67
Intangible assets - trade name/brand		172,000
Intangible assets - host community agreements		1,000
Property, plant and equipment		30,699
Right-of-use assets - operating		13,234
Deposits		194
Total assets acquired at fair value		221,011
LIABILITIES ASSUMED
Trade payables		1,658
Accrued liabilities		445
Advance from related parties		22,750
Lease liabilities - operating		13,026
Debts payable		3,000
Total liabilities assumed at fair value		40,879
Goodwill		11,524
Consideration transferred		191,656
GSD Business Combination
Acquisition-date fair value of total consideration transferred
Cash		41,860
Debt Payable		29,491
Shares Issued		$ 29,744
Shares Issued, shares | EquityInstruments		1,511
Contingent Consideration		$ 89,561
Total		$ 190,656
Area of cultivation and production facilities | ft²		30,000
Area of cultivation and production facilities under construction | ft²		75,000
ASSETS ACQUIRED
Cash		$ 580
Inventory		3,237
Prepaid expenses and other assets		67
Intangible assets - trade name/brand		172,000
Property, plant and equipment		30,699
Right-of-use assets - operating		13,234
Deposits		194
Total assets acquired at fair value		220,011
LIABILITIES ASSUMED
Trade payables		1,658
Accrued liabilities		445
Advance from related parties		22,750
Lease liabilities - operating		13,026
Debts payable		3,000
Total liabilities assumed at fair value		40,879
Goodwill		11,524
Consideration transferred		$ 190,656
Useful life		15 years
GSD Business Combination | Exchangeable Shares
Acquisition-date fair value of total consideration transferred
Percentage of discount rate attributed to the contractual restrictions		9.20%
GSD Business Combination | Exchangeable Shares | Minimum
Acquisition-date fair value of total consideration transferred
Lock-up provision		4 months
GSD Business Combination | Exchangeable Shares | Maximum
Acquisition-date fair value of total consideration transferred
Lock-up provision		12 months
Liberty
Acquisition-date fair value of total consideration transferred
Shares Issued						$ 399,499
Shares Issued, shares | EquityInstruments							12,671
Total						406,344
Purchase price						2,392
Area of cultivation and production facilities								300,000	387
ASSETS ACQUIRED
Cash						6,650
Inventory						46,842
Prepaid expenses and other assets						818
Property, plant and equipment						56,746
Right-of-use assets - operating						11,750
Right-of-use assets - finance, net						379
Deposits						619
Total assets acquired at fair value						393,804
LIABILITIES ASSUMED
Trade payables						3,274
Accrued liabilities						5,383
Deferred tax liabilities						71,963
Lease liabilities - operating						11,693
Lease liabilities - finance						379
Income tax payable						1,819
Accrued interest						153
Debts payable						7,479
Total liabilities assumed at fair value						102,143
Goodwill						114,683
Consideration transferred						$ 406,344
Liberty | Exchangeable Shares
Acquisition-date fair value of total consideration transferred
Shares Issued, shares | EquityInstruments							248